Off balance sheet commitments and lease contracts - Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease contracts
Minimum lease payments for exempted lease contracts	$ 2,221	$ 1,830	$ 1,679
Minimum lease payments for leases recorded in balance sheet	13,801	13,276	12,516
Less financial expenses	(4,324)	(3,562)	(3,482)
Total lease liabilities	9,477	9,714	9,034
Less current portion of lease contracts	(1,721)	(1,437)	(1,390)
NON-CURRENT LEASE LIABILITIES	7,756	8,277	7,644
Rental expense
Rental expense incurred under short term leases or low value assets leases	1,007	701	487
Rental expense incurred under variable lease payments	183	151	242
Not later than one year
Lease contracts
Minimum lease payments for exempted lease contracts	643	783	689
Minimum lease payments for leases recorded in balance sheet	2,473	2,189	1,835
Total lease liabilities	1,721	1,437	1,390
Year 2
Lease contracts
Minimum lease payments for exempted lease contracts	406	190	194
Minimum lease payments for leases recorded in balance sheet	1,607	1,646	1,347
Year 3
Lease contracts
Minimum lease payments for exempted lease contracts	249	154	136
Minimum lease payments for leases recorded in balance sheet	1,384	1,255	1,199
Year 4
Lease contracts
Minimum lease payments for exempted lease contracts	231	137	111
Minimum lease payments for leases recorded in balance sheet	1,142	1,140	1,097
Year 5
Lease contracts
Minimum lease payments for exempted lease contracts	163	129	102
Minimum lease payments for leases recorded in balance sheet	1,007	993	1,021
More than 5 years
Lease contracts
Minimum lease payments for exempted lease contracts	529	437	447
Minimum lease payments for leases recorded in balance sheet	6,188	6,053	6,017
Total lease liabilities	$ 4,104	$ 4,405	$ 4,323